Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards: Federal	$ (3,467,533)	$ (3,801,404)
Net operating loss carryforwards: State	(1,618,182)	(1,773,989)
Total net operating loss carryforwards	(5,085,714)	(5,575,393)
Total deferred tax assets	(5,085,714)	(5,575,393)
Valuation allowance	5,085,714	5,575,393
Net deferred tax assets